Cash and cash equivalents and restricted cash - Summary of cash and cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Abstract]
Cash and cash equivalents	$ 246,078	$ 334,430	$ 309,187
Restricted cash	33,145	16,055	4,457
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$ 279,223	$ 350,485	$ 313,644